STOCK OPTIONS (Tables)	3 Months Ended
	Jun. 30, 2016	Mar. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
These options at their respective grant dates were valued using the Black-Scholes option pricing model with the following key assumptions:

Grant date	Expected life in years	Risk free rate	Dividend rate	Forfeiture rate	Expected volatility	Grant date fair value
February 17, 2015	4.50	1.59%	0%	0%	114%	$136,613
July 1, 2014	3.90	1.59%	0%	0%	114%	$1,259,487
June 20, 2014	6.07	1.59%	0%	0%	114%	$118,957
April 11, 2014	4.14	1.59%	0%	0%	114%	$230,930
November 24, 2015	6.5	1.59%	0%	0%	114%	$694,384
December 14, 2015	6.5	1.59%	0%	0%	114%	$1,260,437
April 21, 2016	0.59 – 9.51	1.59%	0%	0%	114%	$2,582,890
April 26, 2016	6.9	1.59%	0%	0%	114%	$213,750

These options granted and revalued during the year ended March 31, 2016 were valued using the Black-Scholes option pricing model with the following key assumptions:

Grant date	Expected life in years	Risk free rate	Dividend rate	Forfeiture rate	Expected volatility	Grant date fair value
February 17, 2015	5	1.59%	0%	0%	114%	$136,613
July 1, 2014	4.35	1.59%	0%	0%	114%	$1,259,487
June 20, 2014	6.32	1.59%	0%	0%	114%	$118,957
April 11, 2014	4.14	1.59%	0%	0%	114%	$230,930
November 24, 2015	7	1.59%	0%	0%	114%	$694,384
December 14, 2015	7	1.59%	0%	0%	114%	$1,260,437

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of the Company’s outstanding options is as follows:

	Number of Options	Weighted-Average Exercise Price ($)
Outstanding, December 31, 2015	6,960,609	0.59
Cancelled	(355,729)	0.97
Outstanding, March 31, 2016	6,604,880	0.57
Issued	3,250,000	0.77
Cancelled	(123,895)	0.45
Outstanding, June 30, 2016	9,730,985	0.64

A summary of the Company’s outstanding options is as follows:

	Number of Options	Weighted-Average Exercise Price ($)
Outstanding, December 31, 2013	1,310,665	0.19
Exercised	(1,310,665)	0.19
Issued	3,894,252	0.22
Cancelled	(125,824)	0.17
Outstanding, December 31, 2014	3,768,428	0.22
Cancelled as a result of Merger	(3,768,428)	0.22
Re-issued as part of Merger	3,768,428	0.22
Issued	314,560	0.23
Outstanding March 31, 2015	4,082,988	0.22
Issued	3,145,000	1.05
Cancelled	(267,379)	0.22
Outstanding, December 31, 2015	6,960,609	0.59
Cancelled	(355,729)	0.97
Outstanding, March 31, 2016	6,604,880	0.57

Share-based Compensation, Performance Shares Award Outstanding Activity [Table Text Block]
The following is a summary of stock options outstanding and exercisable as of June 30, 2016:

Exercise Price ($)	Number of Options	Expiry Date	Number of Exercisable Options
0.165	374,324	April 1, 2021	374,324
0.23	99,610	June 20, 2021	99,610
0.23	2,972,592	July 1, 2021	2,972,592
0.23	204,460	February 17, 2022	136,314
1.22	400,000	November 24, 2022	-
1.00	2,430,000	December 14, 2022	-
1.00	250,000	April 26, 2023	-
0.25	906,077	July 28, 2025	906,077
0.25	93,923	December 30, 2025	59,158
0.95	9,486	February 2, 2017	9,486
0.95	111,937	March 28, 2023	111,937
0.95	31,620	March 3, 2024	31,620
0.95	15,810	March 14, 2024	15,810
0.95	82,213	September 30, 2024	82,213
0.95	7,431	June 2, 2025	7,431
0.95	671,859	July 29, 2025	671,859
0.95	69,643	December 30, 2025	8,193
1.05	36,697	February 2, 2017	36,697
1.05	423,642	March 28, 2023	423,642
1.05	122,324	March 3, 2024	122,324
1.05	70,548	March 14, 2024	61,162
1.05	318,042	September 30, 2024	318,042
1.05	28,747	June 2, 2025	28,747

	9,730,985		6,477,238

The following is a summary of stock options outstanding and exercisable as of March 31, 2016:

Exercise Price ($)	Number of Options	Expiry Date	Number of Exercisable Options
0.165	437,236	April 1, 2021	291,492
0.23	99,610	June 20, 2021	67,107
0.23	2,972,592	July 1, 2021	2,972,592
0.23	225,442	February 17, 2022	157,285
1.22	400,000	November 24, 2022	-
1.00	2,470,000	December 14, 2022	-
	6,604,880		3,488,476